Equity - Summary of fair value of share award using Monte Carlo pricing model and weighted average assumptions (Detail)	12 Months Ended
	Jun. 30, 2018 GBP (£) Months	Jun. 30, 2017 GBP (£) Months	Jun. 30, 2016 GBP (£) Months
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk free interest rate	0.30%	0.10%	1.00%
Expected life of the awards | Months	37	36	37
Dividend yield	2.60%	3.00%	3.20%
Weighted average share price	£ 2,573	£ 2,130	£ 1,737
Weighted average fair value of awards granted in the year	£ 1,761	£ 1,427	£ 1,058
Number of awards granted in the year	2,300,000	3,600,000	3,100,000
Fair value of all awards granted in the year	£ 41,000,000	£ 51,000,000	£ 33,000,000